Investment Securities - Summary of amortized cost, gross unrealized gains and losses and fair values of available for sale and held to maturity securities (Details) (USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available for sale securities:
Amortized Cost	$ 34,616	$ 27,901	$ 38,586
Gross Unrealized Gains	1,199	1,016	2,494
Gross Unrealized Losses	(258)	(320)	(22)
Fair Value	35,557	28,597	41,058
Held to maturity securities:
Amortized Cost	13,780	13,816	5,354
Gross Unrealized Gains	47	28	34
Gross Unrealized Losses		(29)	(96)
Fair value	13,827	13,815	5,292
U.S. Government and agency obligations
Available for sale securities:
Due from one through five years, Amortized Cost	1,000	1,000
Due from one through five years, Gross Unrealized Gains
Due from one through five years, Gross Unrealized Losses	(18)	(17)
Due from one through five years, Fair Value	982	983
Due from five through ten years, Amortized Cost	9,984	4,997	5,997
Due from five through ten years, Gross Unrealized Gains	27		16
Due from five through ten years, Gross Unrealized Losses	(226)	(292)	(8)
Due from five through ten years, Fair Value	9,785	4,705	6,005
Amortized Cost	10,984	5,997
Gross Unrealized Gains	27
Gross Unrealized Losses	(244)	(309)
Fair Value	10,767	5,688
Held to maturity securities:
Due from one through five years, Amortized Cost	1,018	1,021
Due from one through five years, Gross Unrealized Gains
Due from one through five years, Gross Unrealized Losses		(2)
Due from one through five years, Fair Value	1,018	1,019
State agency and municipal obligations
Available for sale securities:
Due from five through ten years, Amortized Cost	4,114	3,125	3,631
Due from five through ten years, Gross Unrealized Gains	191	152	286
Due from five through ten years, Gross Unrealized Losses
Due from five through ten years, Fair Value	4,305	3,277	3,917
Due after ten years, Amortized Cost	8,263	8,480	13,405
Due after ten years, Gross Unrealized Gains	479	375	1,209
Due after ten years, Gross Unrealized Losses
Due after ten years, Fair Value	8,742	8,855	14,614
Amortized Cost	12,377	11,605	17,036
Gross Unrealized Gains	670	527	1,495
Gross Unrealized Losses
Fair Value	13,047	12,132	18,531
Held to maturity securities:
Due after ten years, Amortized Cost	11,445	11,461	3,903
Due after ten years, Gross Unrealized Gains
Due after ten years, Gross Unrealized Losses
Due after ten years, Fair Value	11,445	11,461	3,903
Corporate bonds
Available for sale securities:
Due from one through five years, Amortized Cost	10,234	9,166	11,612
Due from one through five years, Gross Unrealized Gains	416	411	657
Due from one through five years, Gross Unrealized Losses	(14)	(11)	(14)
Due from one through five years, Fair Value	10,636	9,566	12,255
Due from five through ten years, Amortized Cost			2,069
Due from five through ten years, Gross Unrealized Gains			232
Due from five through ten years, Gross Unrealized Losses
Due from five through ten years, Fair Value			2,301
Held to maturity securities:
Due from five through ten years, Amortized Cost	1,000	1,000	1,000
Due from five through ten years, Gross Unrealized Gains	14
Due from five through ten years, Gross Unrealized Losses		(27)	(96)
Due from five through ten years, Fair Value	1,014	973	904
Government-sponsored mortgage backed securities
Available for sale securities:
Amortized Cost	1,021	1,133	1,872
Gross Unrealized Gains	86	78	94
Gross Unrealized Losses
Fair Value	1,107	1,211	1,966
Held to maturity securities:
Amortized Cost	317	334	451
Gross Unrealized Gains	33	28	34
Gross Unrealized Losses
Fair value	$ 350	$ 362	$ 485